Provision for Sales Returns (Tables)	12 Months Ended
Jun. 30, 2022
Description Of Accounting Policy For Provisions Text Block Abstract
Schedule of provision for sales returns
	2022 A$	2021 A$
Sales return provision due to the ongoing COVID-19 pandemic
Carrying amount at the start of the year	213,024	-
Sales return provision recognized	71,025	213,024
Sales return made during the year	(188,118)	-
Carrying amount at the end of the year	95,931	213,024